Cover - shares	12 Months Ended
	Jun. 30, 2025	Sep. 19, 2025
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-42132
Entity Registrant Name	NOVA MINERALS LIMITED
Entity Central Index Key	0001852551
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Suite 5, 242 Hawthorn Road
Entity Address, City or Town	Caulfield
Entity Address, Country	AU
Entity Address, Postal Zip Code	3161
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		401,501,417
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	606
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of Nova Minerals Limited (the “Company”) as of June 30, 2025 and 2024, and the related consolidated statements of profit or loss and other comprehensive income (loss), changes in equity and cash flows for the years ended June 30, 2025, 2024 and 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and 2024, and the results of its operations and its cash flows for the years ended June 30, 2025, 2024 and 2023, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.
Auditor Name	GRASSI & CO., CPAs, P.C.
Auditor Location	Jericho, New York
American Depositary Shares, each representing 60 ordinary shares, no par value
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 60 ordinary shares, no par value
Trading Symbol	NVA
Security Exchange Name	NASDAQ
Ordinary shares, no par value*
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, no par value*
Warrants to purchase American Depositary Shares, no par value
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase American Depositary Shares, no par value
Trading Symbol	NVAWW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 5, 242 Hawthorn Road
Entity Address, City or Town	Caulfield
Entity Address, Country	AU
Entity Address, Postal Zip Code	3161
Contact Personnel Name	Christopher Gerteisen
Contact Personnel Email Address	chris@novaminerals.com.au